Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 31.0%
U.S. Treasury - 29.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 2,388,000	$ 1,171,333
1.38%, 11/15/2040	6,400,700	4,175,957
1.88%, 02/15/2051 - 11/15/2051	4,164,800	2,371,082
2.00%, 02/15/2050	6,673,500	3,990,805
2.25%, 05/15/2041 - 02/15/2052	9,133,900	6,392,305
2.38%, 05/15/2051	2,728,300	1,755,277
2.50%, 02/15/2045 - 05/15/2046	4,651,000	3,298,861
2.75%, 08/15/2047 - 11/15/2047	3,635,600	2,632,994
2.88%, 08/15/2045 - 05/15/2049	7,924,500	5,910,416
3.00%, 08/15/2048 - 08/15/2052	7,182,800	5,360,929
3.13%, 05/15/2048	2,660,000	2,051,109
3.50%, 02/15/2039	1,395,000	1,276,207
3.63%, 02/15/2044 - 05/15/2053	1,706,100	1,435,767
3.88%, 02/15/2043	2,731,000	2,478,703
4.00%, 11/15/2052	1,172,000	1,037,174
4.13%, 08/15/2044 - 08/15/2053	1,604,000	1,467,690
4.25%, 02/15/2054 - 08/15/2054	1,762,200	1,626,666
4.50%, 11/15/2054	382,000	367,809
4.63%, 05/15/2044 - 02/15/2055	4,305,000	4,239,354
4.75%, 11/15/2043 - 08/15/2055	13,091,300	13,141,791
5.00%, 05/15/2045	4,737,000	4,919,078
5.25%, 02/15/2029	736,800	775,367
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	32,234,000	27,808,879
1.25%, 11/30/2026 - 12/31/2026	3,139,000	3,047,852
1.38%, 11/15/2031	2,544,000	2,201,951
1.50%, 01/31/2027 - 02/15/2030	3,250,500	3,020,991
1.63%, 05/15/2026 - 05/15/2031	14,907,300	14,539,852
1.88%, 02/15/2032	9,303,000	8,253,505
2.25%, 11/15/2027	452,700	440,109
2.63%, 01/31/2026 - 02/15/2029	10,039,000	9,979,593
2.75%, 08/15/2032	3,382,000	3,144,071
3.13%, 08/31/2027	5,265,000	5,216,258
3.38%, 05/15/2033	1,284,000	1,233,342
3.63%, 05/31/2028	1,286,000	1,286,201
3.75%, 12/31/2030	1,681,000	1,679,161
3.88%, 07/31/2027 - 08/15/2034	28,655,000	28,783,966
4.00%, 06/30/2028 - 07/31/2032	12,845,500	12,946,751
4.13%, 09/30/2027 - 11/15/2032	14,467,300	14,638,349
4.25%, 02/28/2031 - 08/15/2035	5,405,400	5,479,770
4.50%, 05/31/2029	2,010,000	2,066,374
4.63%, 04/30/2029	755,000	779,095
		218,422,744
U.S. Treasury Inflation-Protected Securities - 1.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	3,429,794	2,743,769
2.50%, 01/15/2029	7,544,365	7,882,561
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,782,280	3,595,899
		14,222,229
Total U.S. Government Obligations (Cost $233,290,999)		232,644,973
	Principal	Value
CORPORATE DEBT SECURITIES - 31.0%
Aerospace & Defense - 1.0%
Boeing Co.
5.81%, 05/01/2050	$ 1,077,000	$ 1,075,992
6.53%, 05/01/2034	1,647,000	1,820,703
6.86%, 05/01/2054	561,000	639,934
General Electric Co.
4.13%, 10/09/2042	442,000	383,610
4.30%, 07/29/2030	894,000	899,311
4.50%, 03/11/2044	1,694,000	1,549,363
HEICO Corp.
5.35%, 08/01/2033	1,138,000	1,180,573
		7,549,486
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	704,000	647,529
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	1,028,000	984,214
		1,631,743
Automobiles - 0.5%
General Motors Co.
5.35%, 04/15/2028	564,000	577,061
6.25%, 10/02/2043	299,000	304,062
Hyundai Capital America
5.40%, 06/23/2032 (A)	1,798,000	1,851,168
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (A)	1,081,000	1,085,510
		3,817,801
Banks - 5.5%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	1,000,000	1,018,063
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (B), 05/09/2036	1,961,000	2,044,429
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	3,659,000	3,826,199
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	414,000	431,770
Barclays PLC
Fixed until 02/25/2035, 5.79% (B), 02/25/2036	731,000	762,883
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,604,000	1,607,693
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	2,418,000	2,694,317
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	848,000	875,642
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	529,000	562,863
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,525,000	1,371,478
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	$ 1,238,000	$ 1,461,003
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,621,000	1,597,704
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,080,000	3,155,308
Fixed until 07/23/2035, 5.58% (B), 07/23/2036	1,529,000	1,585,087
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	510,000	543,347
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	555,000	585,678
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (B), 07/08/2031	1,194,000	1,222,783
Fixed until 01/16/2035, 5.39% (B), 01/16/2036	392,000	397,409
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	535,000	581,179
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	908,000	936,919
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	683,000	711,375
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	2,640,000	2,756,726
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	1,509,000	1,591,292
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (B), 07/21/2036	761,000	783,121
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,082,000	1,160,598
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,802,000	1,830,831
UBS Group AG
Fixed until 09/23/2030, 4.40% (B), 09/23/2031 (A)	691,000	688,656
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	1,384,000	1,526,668
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	1,182,000	1,222,906
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	1,444,000	1,515,407
		41,049,334
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,083,000	941,169
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	656,000	482,539
5.60%, 03/02/2043	627,000	635,309
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (A)	$ 650,000	$ 592,916
Gilead Sciences, Inc.
5.10%, 06/15/2035	1,089,000	1,118,845
Royalty Pharma PLC
2.20%, 09/02/2030	856,000	768,514
		3,598,123
Building Products - 0.4%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	420,000	372,112
5.40%, 04/07/2035 (A)	742,000	764,361
Carlisle Cos., Inc.
5.25%, 09/15/2035	457,000	462,530
Owens Corning
4.30%, 07/15/2047	1,056,000	870,257
Vulcan Materials Co.
5.35%, 12/01/2034	830,000	856,166
		3,325,426
Chemicals - 0.2%
Nutrien Ltd.
4.90%, 03/27/2028	667,000	678,553
OCP SA
6.75%, 05/02/2034 (A)	367,000	398,958
		1,077,511
Commercial Services & Supplies - 1.2%
ADT Security Corp.
4.13%, 08/01/2029 (A)	821,000	793,920
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,137,000	1,172,752
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	1,929,000	1,967,695
GXO Logistics, Inc.
2.65%, 07/15/2031	1,855,000	1,653,259
6.50%, 05/06/2034	639,000	687,024
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	683,000	709,450
Quanta Services, Inc.
2.90%, 10/01/2030	1,229,000	1,147,327
5.25%, 08/09/2034	57,000	58,437
Veralto Corp.
5.45%, 09/18/2033	701,000	733,049
		8,922,913
Communications Equipment - 0.8%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	890,000	898,801
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,096,000	1,042,555
3.88%, 04/15/2030	693,000	679,548
5.15%, 04/15/2034	1,131,000	1,156,985
Verizon Communications, Inc.
1.68%, 10/30/2030	1,227,000	1,078,930
2.99%, 10/30/2056	2,104,000	1,297,306
		6,154,125
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	$ 442,000	$ 459,371
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	1,256,000	1,091,681
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,452,000	1,388,902
		2,480,583
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	621,000	662,698
Diversified REITs - 1.0%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	1,293,000	1,295,108
Safehold GL Holdings LLC
6.10%, 04/01/2034	848,000	893,341
SBA Tower Trust
6.60%, 11/15/2052 (A)	2,168,000	2,226,062
VICI Properties LP
4.95%, 02/15/2030	1,101,000	1,113,770
Weyerhaeuser Co.
4.00%, 04/15/2030	1,175,000	1,158,773
WP Carey, Inc.
5.38%, 06/30/2034	896,000	918,125
		7,605,179
Electric Utilities - 1.4%
Black Hills Corp.
4.55%, 01/31/2031	568,000	567,973
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	628,536	649,138
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107,000	113,819
CMS Energy Corp.
2.95%, 02/15/2027	149,000	146,220
4.88%, 03/01/2044	189,000	171,275
DTE Electric Co.
4.30%, 07/01/2044	1,918,000	1,653,103
Duke Energy Corp.
3.75%, 09/01/2046	1,876,000	1,438,143
4.95%, 09/15/2035	1,722,000	1,710,699
Duke Energy Progress LLC
3.60%, 09/15/2047	1,300,000	986,242
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	140,000	142,180
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	69,067
Pacific Gas & Electric Co.
3.75%, 08/15/2042	129,000	98,156
Public Service Co. of Oklahoma
6.63%, 11/15/2037	230,000	256,144
Southern Power Co.
4.25%, 10/01/2030	543,000	539,726
4.90%, 10/01/2035	732,000	721,899
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	$ 1,011,000	$ 1,057,382
		10,321,166
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
5.88%, 04/10/2034	553,000	579,574
Keysight Technologies, Inc.
4.95%, 10/15/2034	450,000	452,847
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	899,000	867,675
Tyco Electronics Group SA
5.00%, 05/09/2035	1,273,000	1,291,612
		3,191,708
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	971,000	966,587
Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,592,000	1,591,816
4.95%, 09/10/2034	750,000	746,556
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	321,000	328,571
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	1,063,000	1,110,759
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	594,000	588,748
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	1,650,000	1,714,111
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	1,680,000	1,761,946
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	329,000	341,290
Citadel Finance LLC
5.90%, 02/10/2030 (A)	1,423,000	1,443,762
LPL Holdings, Inc.
5.70%, 05/20/2027	558,000	568,520
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	1,042,000	1,069,426
UWM Holdings LLC
6.25%, 03/15/2031 (A)	979,000	974,337
		12,239,842
Food Products - 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (A)	88,000	89,998
BAT Capital Corp.
4.63%, 03/22/2033	1,020,000	1,009,363
5.63%, 08/15/2035	1,698,000	1,764,228
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,695,000	1,714,980
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
5.13%, 02/11/2035 (A)	$ 1,001,000	$ 1,031,172
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	1,410,000	1,438,095
J.M. Smucker Co.
6.50%, 11/15/2043	444,000	484,191
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (A)	1,790,000	1,827,966
Kroger Co.
5.00%, 09/15/2034	693,000	698,883
Philip Morris International, Inc.
4.90%, 11/01/2034	1,384,000	1,394,886
Sysco Corp.
5.40%, 03/23/2035	690,000	713,049
		12,166,811
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	724,000	744,666
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	831,000	847,326
5.50%, 06/15/2035	664,000	688,293
		2,280,285
Health Care Providers & Services - 1.1%
Centene Corp.
3.38%, 02/15/2030	778,000	715,516
Cigna Group
2.40%, 03/15/2030	987,000	911,006
5.25%, 01/15/2036	1,219,000	1,234,535
Elevance Health, Inc.
5.70%, 09/15/2055 (C)	811,000	803,826
HCA, Inc.
5.60%, 04/01/2034	853,000	885,486
6.00%, 04/01/2054	848,000	849,661
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	418,000	410,709
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	1,240,000	1,230,376
UnitedHealth Group, Inc.
5.15%, 07/15/2034	797,000	818,006
		7,859,121
Health Care REITs - 0.2%
Healthpeak OP LLC
4.75%, 01/15/2033	1,672,000	1,661,182
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp.
5.75%, 08/01/2032 (A)	320,000	325,657
6.13%, 02/15/2033 (A)	1,130,000	1,158,291
Hyatt Hotels Corp.
5.25%, 06/30/2029	863,000	885,106
MGM Resorts International
6.13%, 09/15/2029	1,069,000	1,088,025
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	$ 1,137,000	$ 1,143,631
		4,600,710
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	497,000	500,893
Insurance - 1.8%
Allstate Corp.
5.05%, 06/24/2029	1,780,000	1,830,279
5.25%, 03/30/2033	557,000	577,592
American International Group, Inc.
5.45%, 05/07/2035	520,000	541,688
Aon North America, Inc.
5.45%, 03/01/2034	787,000	819,821
5.75%, 03/01/2054	1,034,000	1,041,322
Brown & Brown, Inc.
5.25%, 06/23/2032	372,000	381,419
5.55%, 06/23/2035	1,437,000	1,478,172
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,614,000	1,626,311
Corebridge Financial, Inc.
5.75%, 01/15/2034	635,000	667,939
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	502,000	521,226
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	1,000,000	1,043,358
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,323,000	1,235,799
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	256,000	268,422
RGA Global Funding
5.05%, 12/06/2031 (A)	1,669,000	1,701,846
		13,735,194
Internet & Catalog Retail - 0.5%
AppLovin Corp.
5.50%, 12/01/2034	1,046,000	1,079,730
Expedia Group, Inc.
5.40%, 02/15/2035	1,340,000	1,375,126
Meta Platforms, Inc.
4.80%, 05/15/2030	1,013,000	1,045,724
Uber Technologies, Inc.
4.80%, 09/15/2034	520,000	520,976
		4,021,556
IT Services - 0.4%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	1,308,000	1,287,154
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,378,000	1,367,285
		2,654,439
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.4%
Eaton Capital ULC
4.45%, 05/09/2030	$ 765,000	$ 772,930
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,684,000	1,581,620
Ingersoll Rand, Inc.
5.45%, 06/15/2034	842,000	877,899
		3,232,449
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	949,000	751,637
Comcast Corp.
2.94%, 11/01/2056	543,000	322,222
NBCUniversal Media LLC
4.45%, 01/15/2043	667,000	581,798
		1,655,657
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	977,454
ArcelorMittal SA
6.55%, 11/29/2027	1,373,000	1,432,620
Glencore Funding LLC
2.63%, 09/23/2031 (A)	1,138,000	1,022,005
		3,432,079
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	284,000	288,316
Office REITs - 0.1%
COPT Defense Properties LP
2.90%, 12/01/2033	847,000	716,765
Oil, Gas & Consumable Fuels - 2.7%
Cheniere Energy Partners LP
5.95%, 06/30/2033	1,679,000	1,777,385
Chevron USA, Inc.
3.25%, 10/15/2029	841,000	819,334
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,452,000	1,482,321
Ecopetrol SA
7.75%, 02/01/2032	574,000	593,983
Enbridge, Inc.
4.90%, 06/20/2030 (C)	929,000	950,030
5.63%, 04/05/2034	1,207,000	1,259,873
Energy Transfer LP
5.15%, 02/01/2043	676,000	613,628
5.55%, 02/15/2028	586,000	603,196
5.95%, 10/01/2043	624,000	616,095
EQT Corp.
6.38%, 04/01/2029	431,000	446,941
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	336,000	352,313
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	631,000	646,501
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	$ 828,000	$ 853,945
Occidental Petroleum Corp.
5.20%, 08/01/2029	572,000	580,407
ONEOK, Inc.
6.10%, 11/15/2032	1,359,000	1,456,253
Petroleos Mexicanos
6.84%, 01/23/2030	585,000	595,037
7.69%, 01/23/2050	290,000	263,673
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	1,373,000	1,397,974
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	569,000	568,390
Shell Finance U.S., Inc.
3.75%, 09/12/2046	789,000	626,428
Shell International Finance BV
2.50%, 09/12/2026	595,000	587,845
Sunoco LP
5.63%, 03/15/2031 (A)	229,000	227,311
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	1,564,000	1,765,300
Western Midstream Operating LP
6.15%, 04/01/2033	923,000	975,076
Williams Cos., Inc.
5.40%, 03/04/2044	108,000	104,823
		20,164,062
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	702,000	720,214
Passenger Airlines - 0.0% *
American Airlines Pass-Through Trust
3.20%, 12/15/2029	252,512	244,482
Pharmaceuticals - 1.3%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	1,062,000	1,058,214
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	409,000	405,616
Cardinal Health, Inc.
5.45%, 02/15/2034	675,000	700,668
CVS Health Corp.
5.45%, 09/15/2035	1,319,000	1,342,218
6.00%, 06/01/2044	1,001,000	1,015,527
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	1,724,000	1,809,757
Merck & Co., Inc.
5.00%, 05/17/2053	428,000	402,176
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	998,000	967,173
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	1,275,000	1,295,960
Viatris, Inc.
2.30%, 06/22/2027	572,000	550,610
		9,547,919
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	$ 1,119,000	$ 1,154,716
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	1,694,000	1,700,321
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	1,122,000	970,716
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	1,282,000	1,335,545
5.90%, 01/25/2033 (A)	1,230,000	1,297,017
Intel Corp.
4.80%, 10/01/2041	1,055,000	951,892
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	2,115,000	2,157,309
Microchip Technology, Inc.
5.05%, 03/15/2029	1,071,000	1,094,331
Micron Technology, Inc.
5.30%, 01/15/2031	1,135,000	1,174,491
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	704,000	472,228
5.25%, 08/19/2035	1,160,000	1,171,843
QUALCOMM, Inc.
3.25%, 05/20/2050	752,000	531,615
		11,156,987
Software - 1.0%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	671,000	669,916
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	701,000	709,723
Fiserv, Inc.
5.45%, 03/02/2028	949,000	975,651
Intuit, Inc.
5.50%, 09/15/2053	418,000	421,047
Oracle Corp.
5.88%, 09/26/2045	905,000	907,457
5.95%, 09/26/2055	348,000	346,929
6.90%, 11/09/2052	976,000	1,085,947
Roper Technologies, Inc.
4.90%, 10/15/2034	972,000	973,106
Synopsys, Inc.
5.15%, 04/01/2035	679,000	690,716
5.70%, 04/01/2055	488,000	492,505
		7,272,997
Specialized REITs - 0.2%
Extra Space Storage LP
5.40%, 06/15/2035	1,450,000	1,481,278
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	1,480,000	1,488,098
Canadian Pacific Railway Co.
2.45%, 12/02/2031	2,112,000	1,880,595
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
United Parcel Service, Inc.
5.25%, 05/14/2035	$ 686,000	$ 709,837
		4,078,530
Total Corporate Debt Securities (Cost $228,479,497)		232,321,728
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.9%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	788,484	692,910
3.50%, 06/01/2042 - 06/01/2043	396,144	374,365
4.00%, 06/01/2042 - 01/01/2046	691,916	664,437
4.50%, 06/01/2048	315,650	311,732
5.50%, 04/01/2053 - 07/01/2053	2,264,047	2,289,344
6.00%, 12/01/2034	28,822	29,396
1-Month SOFR Average + 0.66%,
5.04% (B), 03/15/2044	2,328	2,321
1-Year RFUCC Treasury + 1.69%,
6.32% (B), 12/01/2036	1,855	1,888
6-Month RFUCC Treasury + 1.77%,
6.41% (B), 10/01/2036	9,913	10,094
6-Month RFUCC Treasury + 1.79%,
6.42% (B), 07/01/2036	10,461	10,672
1-Year CMT + 2.25%,
6.50% (B), 01/01/2035 - 05/01/2036	11,817	12,214
6.69% (B), 02/01/2036	13,806	14,190
1-Year RFUCC Treasury + 1.67%,
6.51% (B), 11/01/2036	10,139	10,310
6-Month RFUCC Treasury + 1.84%,
6.54% (B), 03/01/2037	3,613	3,678
1-Year CMT + 2.37%,
6.65% (B), 09/01/2034	7,030	7,223
1-Year RFUCC Treasury + 1.94%,
6.80% (B), 06/01/2036	15,739	16,228
6-Month RFUCC Treasury + 2.11%,
6.86% (B), 02/01/2037	7,568	7,734
1-Year CMT + 2.36%,
7.36% (B), 10/01/2036	3,834	3,940
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%,
2.54% (B), 02/15/2040	18,665	18,548
(2.00) * 1-Month SOFR Average + 13.06%,
4.31% (B), 07/15/2033	11,108	11,800
(1.25) * 1-Month SOFR Average + 9.98%,
4.52% (B), 07/15/2032	9,167	9,378
1-Month SOFR Average + 0.46%,
4.84% (B), 06/15/2043	287,798	281,519
1-Month SOFR Average + 0.51%,
4.86% (B), 07/15/2037	35,970	35,541
4.89% (B), 10/15/2041	51,601	51,374
1-Month SOFR Average + 0.55%,
4.93% (B), 02/15/2037	2,118	2,101
5.50%, 04/15/2033 - 05/15/2038	4,494	4,577
6.00%, 11/15/2032	8,207	8,561
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
6.50%, 08/15/2031 - 07/15/2036	$ 57,489	$ 60,064
7.00%, 10/15/2030 - 05/15/2032	51,100	53,553
7.25%, 12/15/2030	6,895	7,188
7.50%, 08/15/2030	7,291	7,579
8.00%, 01/15/2030	25,099	26,188
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (B), 05/15/2041	16,441	15,815
(1.83) * 1-Month SOFR Average + 14.55%,
6.53% (B), 09/15/2033	1,626	1,787
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.89%,
1.51% (B), 11/15/2037 - 02/15/2039	32,242	2,869
(1.00) * 1-Month SOFR Average + 6.09%,
1.71% (B), 06/15/2038	79,718	8,971
1.85% (B), 01/15/2040	17,362	1,566
(1.00) * 1-Month SOFR Average + 6.26%,
1.88% (B), 10/15/2037	139,617	12,610
(1.00) * 1-Month SOFR Average + 6.31%,
1.93% (B), 11/15/2037	18,326	1,504
(1.00) * 1-Month SOFR Average + 6.69%,
2.31% (B), 04/15/2038	14,858	1,545
(1.00) * 1-Month SOFR Average + 6.99%,
2.61% (B), 07/15/2036	5,681	605
(1.00) * 1-Month SOFR Average + 7.89%,
3.51% (B), 03/15/2032	6,268	601
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	48,597	42,008
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%,
5.35% (B), 10/25/2044	57,231	52,534
7.00%, 02/25/2043	25,030	26,095
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	11,504	1,669
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,602,933	2,187,479
3.00%, 01/01/2043 - 07/01/2060	1,547,288	1,365,392
3.50%, 08/01/2032 - 03/01/2060	1,461,317	1,364,683
4.00%, 07/01/2042 - 08/01/2048	1,163,457	1,122,913
4.50%, 08/01/2052	2,218,487	2,162,052
5.00%, 03/01/2053 - 02/01/2054	8,680,664	8,659,808
5.50%, 03/01/2053 - 01/01/2058	3,211,746	3,284,379
6.00%, 10/01/2033 - 06/01/2054	1,576,450	1,616,222
6.50%, 01/01/2036	6,503	6,493
8.00%, 11/01/2037	2,989	3,113
1-Year CMT + 2.23%,
6.52% (B), 01/01/2036	5,388	5,546
Federal National Mortgage Association REMICS
(1.33) * 1-Month SOFR Average + 7.31%,
1.51% (B), 08/25/2033	17,390	16,404
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(2.50) * 1-Month SOFR Average + 13.46%,
2.58% (B), 07/25/2033	$ 5,140	$ 5,052
(1.88) * 1-Month SOFR Average + 11.06%,
2.88% (B), 07/25/2035	30,010	28,925
(2.75) * 1-Month SOFR Average + 16.19%,
4.21% (B), 05/25/2034	2,525	2,693
1-Month SOFR Average + 0.41%,
4.77% (B), 08/25/2041	5,847	5,837
1-Month SOFR Average + 0.46%,
4.82% (B), 04/25/2035 - 08/25/2036	19,612	19,455
1-Month SOFR Average + 0.36%,
4.87% (B), 06/27/2036	9,157	9,252
(1.67) * 1-Month SOFR Average + 12.31%,
5.05% (B), 09/25/2033	2,187	2,285
(2.00) * 1-Month SOFR Average + 13.77%,
5.06% (B), 03/25/2038	2,434	2,397
5.09% (B), 10/25/2042	8,125	8,218
6.00%, 08/25/2037	7,909	8,328
6.50%, 05/25/2044	21,157	21,789
7.00%, 03/25/2031 - 11/25/2031	32,543	33,865
(4.00) * 1-Month SOFR Average + 23.54%,
6.12% (B), 05/25/2034	2,237	2,392
(2.50) * 1-Month SOFR Average + 17.09%,
6.20% (B), 07/25/2035	18,775	20,610
(1.83) * 1-Month SOFR Average + 14.27%,
6.29% (B), 12/25/2032	1,368	1,413
(2.00) * 1-Month SOFR Average + 15.27%,
6.50% (B), 11/25/2031	5,262	5,841
(2.75) * 1-Month SOFR Average + 19.21%,
7.23% (B), 04/25/2034 - 05/25/2034	21,527	23,709
(3.67) * 1-Month SOFR Average + 24.15%,
8.17% (B), 03/25/2036	6,336	7,524
(4.00) * 1-Month SOFR Average + 25.74%,
8.32% (B), 10/25/2036	1,879	2,338
(4.00) * 1-Month SOFR Average + 26.10%,
8.68% (B), 12/25/2036	1,110	1,243
(6.67) * 1-Month SOFR Average + 53.24%,
10.00% (B), 03/25/2032	541	568
(3.25) * 1-Month SOFR Average + 24.82%,
10.66% (B), 02/25/2032	835	987
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.90% (B), 08/25/2042	108,528	4,287
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
1.22% (B), 01/25/2038	$ 8,984	$ 536
1.80% (B), 04/25/2041	12,011	859
6.50%, 05/25/2033	5,947	786
7.00%, 06/25/2033	8,070	948
(1.00) * 1-Month SOFR Average + 5.74%,
1.38% (B), 09/25/2038	44,523	3,420
(1.00) * 1-Month SOFR Average + 5.80%,
1.44% (B), 02/25/2038	21,284	1,741
(1.00) * 1-Month SOFR Average + 5.99%,
1.63% (B), 06/25/2037	12,914	1,067
(1.00) * 1-Month SOFR Average + 6.07%,
1.71% (B), 12/25/2039	3,692	282
(1.00) * 1-Month SOFR Average + 6.09%,
1.73% (B), 03/25/2038	4,720	369
(1.00) * 1-Month SOFR Average + 6.31%,
1.95% (B), 04/25/2040	5,374	348
(1.00) * 1-Month SOFR Average + 6.42%,
2.06% (B), 01/25/2041	91,310	10,748
(1.00) * 1-Month SOFR Average + 6.43%,
2.07% (B), 09/25/2037	14,306	1,183
(1.00) * 1-Month SOFR Average + 6.44%,
2.08% (B), 02/25/2039	7,818	638
(1.00) * 1-Month SOFR Average + 6.47%,
2.11% (B), 06/25/2036	8,443	673
(1.00) * 1-Month SOFR Average + 6.59%,
2.23% (B), 03/25/2036	170,341	16,454
(1.00) * 1-Month SOFR Average + 7.04%,
2.68% (B), 07/25/2037	25,207	3,439
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	300,323	240,851
Federal National Mortgage Association Whole Loan
1-Month SOFR Average + 0.37%,
4.73% (B), 11/25/2046	30,019	29,779
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	10,299	9,481
Government National Mortgage Association REMICS
1.65%, 01/20/2063	13	11
1-Month Term SOFR + 0.41%,
4.77% (B), 08/20/2060	30	29
(2.00) * 1-Month Term SOFR + 13.17%,
4.90% (B), 10/20/2037	7,342	7,351
1-Month Term SOFR + 0.54%,
4.90% (B), 04/20/2060	457	454
1-Month Term SOFR + 0.56%,
4.92% (B), 03/20/2060	3,638	3,614
1-Month Term SOFR + 0.63%,
4.98% (B), 10/20/2062	13,798	13,803
1-Month Term SOFR + 0.66%,
5.02% (B), 07/20/2062	448	447
1-Month Term SOFR + 0.69%,
5.05% (B), 09/20/2062	818	819
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
1-Month Term SOFR + 0.81%,
5.17% (B), 05/20/2061	$ 54	$ 54
(2.41) * 1-Month Term SOFR + 16.16%,
6.17% (B), 06/17/2035	2,409	2,638
(2.20) * 1-Month Term SOFR + 16.47%,
7.35% (B), 05/18/2034	32	34
(3.00) * 1-Month Term SOFR + 19.86%,
7.46% (B), 09/20/2037	3,036	3,317
(2.75) * 1-Month Term SOFR + 19.35%,
7.94% (B), 04/16/2034	9,868	10,896
(3.50) * 1-Month Term SOFR + 22.87%,
8.40% (B), 04/20/2037	9,586	10,525
(4.91) * 1-Month Term SOFR + 28.90%,
8.59% (B), 09/20/2034	5,120	5,670
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%,
1.45% (B), 12/20/2038	13,879	788
(1.00) * 1-Month Term SOFR + 5.72%,
1.58% (B), 02/20/2038	21,487	240
(1.00) * 1-Month Term SOFR + 5.89%,
1.75% (B), 11/20/2037	20,462	88
(1.00) * 1-Month Term SOFR + 5.97%,
1.83% (B), 06/20/2039	12,503	1,034
(1.00) * 1-Month Term SOFR + 5.99%,
1.84% (B), 02/16/2039	7,142	29
1.85% (B), 10/20/2034	23,264	1,211
(1.00) * 1-Month Term SOFR + 6.09%,
1.95% (B), 03/20/2037 - 06/20/2038	45,263	1,846
(1.00) * 1-Month Term SOFR + 6.16%,
2.02% (B), 04/20/2039	13,023	991
(1.00) * 1-Month Term SOFR + 6.19%,
2.05% (B), 09/20/2035 - 03/20/2039	40,587	3,440
(1.00) * 1-Month Term SOFR + 6.29%,
2.14% (B), 05/16/2038	34,314	1,655
(1.00) * 1-Month Term SOFR + 6.36%,
2.21% (B), 06/16/2037	13,720	166
(1.00) * 1-Month Term SOFR + 6.44%,
2.30% (B), 11/20/2037 - 12/20/2037	18,692	67
(1.00) * 1-Month Term SOFR + 6.64%,
2.50% (B), 07/20/2037	34,809	1,379
(1.00) * 1-Month Term SOFR + 6.70%,
2.55% (B), 04/16/2037	11,705	920
6.50%, 03/20/2039	9,775	612
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	21,246	18,274
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.95% (B), 08/25/2038 (A)	97,750	1,708
1.71% (B), 03/25/2039 (A)	90,310	2,380
2.64% (B), 04/25/2040 (A)	29,014	1,578
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,632,491
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2040 - 10/01/2055 (D)	$ 14,137,000	$ 11,786,996
2.50%, 10/01/2040 - 10/01/2055 (D)	34,591,000	29,370,697
3.00%, 10/01/2040 - 10/01/2055 (D)	24,529,000	21,719,693
3.50%, 10/01/2040 - 10/01/2055 (D)	13,076,000	12,138,305
4.00%, 10/01/2055 (D)	14,323,000	13,497,458
4.50%, 10/01/2055 (D)	13,765,000	13,350,093
5.00%, 10/01/2055 (D)	13,149,000	13,039,300
5.50%, 10/01/2054 (D)	21,752,000	21,931,192
6.00%, 10/01/2054 (D)	13,156,000	13,440,007
Vendee Mortgage Trust
7.50%, 02/15/2027	19,030	19,303
Total U.S. Government Agency Obligations (Cost $181,074,274)		179,571,523
MORTGAGE-BACKED SECURITIES - 5.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75% , 03/25/2034	62,765	64,361
Series 2005-28CB, Class 1A4, 5.50% , 08/25/2035	58,034	49,651
Series 2005-54CB, Class 1A11, 5.50% , 11/25/2035	16,454	12,597
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.48% (B), 07/25/2035	107,261	5,562
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 0.80% (B), 06/25/2035	303,156	21,661
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	1,991,358	2,011,469
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	200,000	139,238
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	5,168	3,673
Series 2005-7, Class 30, 11/25/2035	5,290	5,498
Series 2005-8, Class 30, 01/25/2036	1,671	1,097
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 6.53% (B), 02/25/2036	10,037	9,673
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	385,291	390,024
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	672,686	680,742
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,461,393	1,472,063
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust (continued)
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	$ 510,816	$ 515,232
Series 2025-NQM6, Class A1, 5.33% (B), 06/25/2065 (A)	4,795,775	4,822,340
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.52% (B), 02/25/2037	7,099	7,090
Series 2007-A2, Class 2A1, 6.15% (B), 06/25/2035	6,264	6,235
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50% , 04/25/2034	18,195	18,222
Series 2004-3, Class A4, 5.75% , 04/25/2034	10,917	10,889
Series 2004-7, Class 2A1, 5.40% (B), 06/25/2034	6,163	5,697
Series 2004-HYB1, Class 2A, 5.19% (B), 05/20/2034	4,751	4,564
Series 2005-22, Class 2A1, 5.15% (B), 11/25/2035	40,779	33,683
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25% , 10/25/2033	1,820	1,748
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	865,688	875,126
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25% , 09/25/2033	4,812	4,814
Cross Mortgage Trust
Series 2025-H7, Class A1, 4.93% (B), 09/25/2070 (A)	3,837,294	3,831,117
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (B), 04/25/2028 (A)	900,000	857,310
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 4.62% (B), 03/25/2035 (A)	65,411	61,518
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 4.62% (B), 09/25/2035 (A)	46,109	39,593
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50% , 05/25/2034	9,393	9,536
Series 2004-8F, Class 2A3, 6.00% , 09/25/2034	4,602	4,729
Series 2005-7F, Class 3A9, 6.00% , 09/25/2035	14,025	14,032
Series 2006-1F, Class 2A4, 6.00% , 02/25/2036	31,117	12,777
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	820,000	847,386
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 4.97% (B), 05/25/2036	9,582	8,955
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.71% (B), 11/25/2033	$ 2,554	$ 2,527
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99% , 02/15/2036 (A)	154,000	146,281
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13% , 09/10/2039 (A)	600,000	571,856
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	826,000	788,077
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.59% (B), 04/21/2034	7,144	7,033
Series 2004-13, Class 3A7, 5.58% (B), 11/21/2034	3,927	3,769
Series 2004-3, Class 4A2, 4.25% (B), 04/25/2034	4,381	3,953
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (A)	3,251	2,544
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 4.89% (B), 10/25/2028	37,023	35,225
Series 2004-1, Class 2A1, 5.34% (B), 12/25/2034	11,723	11,030
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 4.73% (B), 04/25/2029	28,706	26,541
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	483,889	478,173
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	552,111	505,859
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	70,540	68,761
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	264,753	256,438
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	216,856	206,544
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00% , 05/25/2033	1,858	1,889
Series 2003-A1, Class A5, 7.00% , 04/25/2033	9,629	9,701
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	576,777	578,936
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	265,534	268,303
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	217,888	221,278
Series 2025-NQM13, Class A1, 5.44% (B), 05/25/2065 (A)	2,979,407	3,004,701
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	$ 2,500,000	$ 2,500,099
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	574,047	579,213
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00% , 05/25/2037	42,803	7,751
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 5.01% (B), 04/20/2033	20,591	19,381
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 4.85% (B), 12/20/2034	9,420	8,636
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 4.95% (B), 09/20/2034	61,537	53,993
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 4.93% (B), 10/20/2034	33,963	31,247
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 6.34% (B), 02/25/2034	37,686	36,456
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.95% (B), 01/19/2034	77,713	74,431
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 4.95% (B), 03/19/2034	51,649	48,648
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 4.91% (B), 10/19/2034	7,500	7,221
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 4.75% (B), 07/19/2035	24,784	24,386
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.51% (B), 12/25/2044	15,325	14,954
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	749,797	734,490
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	371,109	365,321
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	412,146	408,404
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,372,954	1,304,674
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,200,482	1,153,644
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	2,768,006	2,521,653
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,244,127	1,117,169
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	545,554	523,569
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	1,029,010	998,209
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00% , 03/15/2045 (A)(E)	$ 2,254	$ 0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 5.89% (B), 10/25/2033	20,226	19,144
Series 2003-AR6, Class A1, 6.38% (B), 06/25/2033	3,713	3,664
Series 2003-S3, Class 1A4, 5.50% , 06/25/2033	15,015	14,850
Series 2003-S9, Class A8, 5.25% , 10/25/2033	12,547	12,457
Series 2004-AR3, Class A2, 5.37% (B), 06/25/2034	3,192	3,026
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-4, Class CB7, 5.50% , 06/25/2035	43,029	39,647
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 0.78% (B), 04/25/2035	154,409	7,938
Series 2005-3, Class CX, 5.50% , 05/25/2035	57,922	8,954
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	97	78
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93% , 07/15/2048	1,103,000	1,088,766
Total Mortgage-Backed Securities (Cost $37,744,183)		37,791,394
ASSET-BACKED SECURITIES - 4.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	351,388	353,717
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	59,004	55,085
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	450,210	421,423
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,109,576
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,500,000	3,619,835
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	541,533	551,827
Chase Funding Trust
Series 2003-6, Class 1A7, 4.84% (B), 11/25/2034	11,286	11,190
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.59% (B), 10/18/2030 (A)	$ 945,412	$ 946,490
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.71% (B), 10/15/2037 (A)	1,900,000	1,905,090
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,370,000	1,377,243
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	2,239,000	2,180,360
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	60,415	55,725
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	148,898	143,097
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	164,758	154,830
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	955,000	972,842
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	202,113	205,391
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	204,997	209,062
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	2,404,989	2,428,575
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	869,298	871,163
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	229,166	233,232
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (B), 10/20/2034 (A)	1,500,000	1,501,692
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	475,307	479,814
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	2,601,558	2,655,148
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	1,572,000	1,605,558
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	79,024	73,815
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	820,000	839,243
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.82% (B), 01/25/2036	12,201	10,484
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	$ 553,042	$ 558,320
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	198,877	203,377
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	218,373	225,134
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	438,156	442,553
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	697,244	704,587
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	621,617	627,085
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	3,570,000	3,588,081
Total Asset-Backed Securities (Cost $31,078,452)		31,320,644
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	535,000	560,413
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	857,000	896,850
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	1,041,154
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	392,000	402,956
Total Foreign Government Obligations (Cost $2,809,307)		2,901,373
COMMERCIAL PAPER - 17.4%
Banks - 2.0%
Lloyds Bank PLC
4.32% (F), 12/12/2025	5,700,000	5,653,142
Sheffield Receivables Co. LLC
4.42% (F), 11/19/2025 (A)	1,500,000	1,491,382
4.42% (F), 11/21/2025 (A)	2,700,000	2,683,896
Toronto-Dominion Bank
4.21% (F), 12/19/2025 (A)	5,000,000	4,954,601
		14,783,021
Capital Markets - 1.5%
Lexington Parker Capital Co. LLC
4.41% (F), 11/21/2025 (A)	5,700,000	5,666,046
Verto Capital I Compartment A
4.43% (F), 11/18/2025 (A)	5,700,000	5,667,391
		11,333,437
Financial Services - 13.9%
Anglesea Funding LLC
4.39% (F), 10/10/2025 (A)	5,700,000	5,693,455
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Barton Capital SA
4.39% (F), 11/12/2025 (A)	$ 2,700,000	$ 2,686,570
4.41% (F), 11/19/2025 (A)	3,000,000	2,982,764
Bedford Row Funding Corp.
4.34% (F), 11/07/2025 (A)	3,000,000	2,986,850
4.46% (F), 10/28/2025 (A)	4,000,000	3,987,097
Britannia Funding Co. LLC
4.43% (F), 11/07/2025 (A)	1,500,000	1,493,394
4.51% (F), 10/15/2025 (A)	4,250,000	4,242,650
Cancara Asset Securitisation LLC
4.41%, 11/07/2025	3,600,000	3,584,222
Columbia Funding Co. LLC
4.39% (F), 11/17/2025 (A)	5,700,000	5,668,566
4.40% (F), 11/17/2025 (A)	1,300,000	1,292,831
Concord Minutemen Capital Co. LLC
4.36% (F), 12/03/2025 (A)	7,000,000	6,948,439
4.46% (F), 11/19/2025 (A)	7,000,000	6,959,361
Glencove Funding LLC
4.32% (F), 12/01/2025 (A)	4,000,000	3,971,778
GTA Funding LLC
4.38% (F), 11/20/2025 (A)	3,750,000	3,728,075
4.40% (F), 11/13/2025 (A)	2,000,000	1,989,865
4.40% (F), 11/19/2025 (A)	1,500,000	1,491,396
Liberty Street Funding LLC
4.32% (F), 12/02/2025 (A)	3,000,000	2,978,549
4.39% (F), 11/18/2025 (A)	2,000,000	1,988,756
LMA-Americas LLC
4.38% (F), 11/12/2025 (A)	5,700,000	5,671,630
Mackinac Funding Co. LLC
4.40% (F), 11/18/2025 (A)	7,000,000	6,960,456
Mainbeach Funding LLC
4.38% (F), 12/02/2025 (A)	410,000	407,040
Manhattan Asset Funding Co. LLC
4.39% (F), 10/16/2025 (A)	4,300,000	4,292,085
4.51% (F), 12/11/2025 (A)	2,700,000	2,677,936
Mont Blanc Capital Corp.
4.39% (F), 11/17/2025 (A)	4,100,000	4,077,390
4.42% (F), 10/15/2025 (A)	2,900,000	2,894,997
Versailles Commercial Paper LLC
4.14%, 12/15/2025	7,000,000	6,939,047
Victory Receivables Corp.
4.41% (F), 10/15/2025 (A)	1,700,000	1,697,053
4.48% (F), 10/28/2025 (A)	4,000,000	3,987,018
		104,279,270
Total Commercial Paper (Cost $130,389,880)		130,395,728
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bills
3.67% (F), 10/09/2025	1,640,000	1,638,520
4.19% (F), 10/16/2025	5,959,000	5,948,934
4.28% (F), 10/16/2025	5,063,000	5,054,448
4.31% (F), 10/02/2025	12,000,000	11,998,659
Total Short-Term U.S. Government Obligations (Cost $24,640,287)		24,640,561
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (F)	816,145	$ 816,145
Total Other Investment Company (Cost $816,145)		816,145

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.65% (F), dated 09/30/2025, to be repurchased at $9,747,606 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $9,942,142.	$ 9,747,159	9,747,159
Total Repurchase Agreement (Cost $9,747,159)		9,747,159
Total Investments (Cost $880,070,183)		882,151,228
Net Other Assets (Liabilities) - (17.6)%		(132,220,768)
Net Assets - 100.0%		$ 749,930,460
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$232,644,973	$—	$232,644,973
Corporate Debt Securities	—	232,321,728	—	232,321,728
U.S. Government Agency Obligations	—	179,571,523	—	179,571,523
Mortgage-Backed Securities	—	37,791,394	—	37,791,394
Asset-Backed Securities	—	31,320,644	—	31,320,644
Foreign Government Obligations	—	2,901,373	—	2,901,373
Commercial Paper	—	130,395,728	—	130,395,728
Short-Term U.S. Government Obligations	—	24,640,561	—	24,640,561
Other Investment Company	816,145	—	—	816,145
Repurchase Agreement	—	9,747,159	—	9,747,159
Total Investments	$816,145	$881,335,083	$—	$882,151,228
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $241,694,081, representing 32.2% of the Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $798,863, collateralized by cash collateral of $816,145. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)	Rounds to less than $1 or $(1).
(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Core Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust